Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Stock

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Number of Restricted Shares	Weighted Average Grant Date Fair Value	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	37,050	$10.77	16,983	$10.82
Granted	17,898	22.15	28,864	10.75
Vested	(12,810)	10.76	(5,657)	10.82
Forfeited	—	—	(3,140)	10.87
Nonvested at end of period	42,138	15.60	37,050	10.77

NOTE 16 - EQUITY INCENTIVE PLAN (Continued)

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2017:

At December 31, 2017
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
January 15, 2016	10,260	$66	3.00
March 11, 2016	15,748	33	1.00
March 20, 2017	11,713	110	2.00
March 20, 2017	6,185	108	4.00
	43,906	$317	2.79